Other Income (Expense) - Schedule of Other Income (Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Income (Expense) [Abstract]
Waste sales	$ 10,825	$ 8,786
Donation		(1,123)
Loss on disposal of assets	(69,297)	(24,905)
Other, net	14,432	36,425
Total other income (expense)	$ (44,040)	$ 19,183